Annual Total Returns[BarChart] - Xtrackers FTSE Developed ex US Comprehensive Factor ETF - Xtrackers FTSE Developed ex US Comprehensive Factor ETF	2016	2017	2018	2019
Total	1.31%	27.58%	(13.62%)	18.64%